Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Income

Year Ended December 31	2021	2020
Gains on asset sales (note 4)	$6	$223
Gain on remeasurement of previously held interest in AIJVLP (note 3)	—	22
Other components of net benefit cost (note 28)	64	52
Interest income and other revenue	11	9
Total	$81	$306